Astral Investments Trust

December 27, 2006

Kimberly A. Browning

Division of Investment Management

Securities and Exchange Commission

Washington, DC 20549

Re:  Astral Investments Trust (the "Trust")

        File Nos. 811-21968 and 333-138117

Dear Ms. Browning:

On October 20, 2006, the Trust filed a registration statement to register shares of its five initial series.  We received your comment letter dated November 24, 2006.  The following letter responds to your comments and follows the same format as your comment letter.

Prospectus

General

1.

The terms "Fund" and "Funds" in the prospectus have been defined as requested.

Risk/Return Summary

Ultra Fund

2.

The prospectus has been revised to disclose that the term "Ultra" refers to the added dimension that the Fund's borrowing strategy brings to the portfolio compared to the Equity Fund.

Large-Cap Fund, Mid-Cap Fund, Small-Cap Fund

3.

As requested, the disclosure has been revised to indicate that the investment adviser makes the determination of market capitalization size.  Micro-capitalization risk disclosure is not appropriate due to the intended investments of the  Fund.

Principal Investment Strategies of the Finds

4.

The disclosure has been revised to indicate that the Funds invest primarily in common stock.  No additional risk disclosure is appropriate.

5.

The Adviser's Theory of Financial Combustion is relevant regardless of capitalization size.  The strategy will be executed in the same manner for each Fund.

6.

The first paragraph of the section has been revised to clarify the meaning of "ordinary to extraordinary."  The sentence regarding "performance trends that tend to intersect" has been replaced with a plain English explanation of the two factors that must intersect for financial combustion.

7.

The disclosure regarding "intersecting model" has been deleted.

8.

The second paragraph was revised to more clearly explain the Adviser's evaluation process.  We do not believe it is appropriate to elaborate on the types of companies upon which the Adviser will focus because the Adviser will not focus on unseasoned issues, IPOs, or newly launched enterprises.  The disclosure has been revised to explain that the Adviser does not obtain commercial banking ratios, rather the Adviser determines banking ratios based on information in the financial statements of the companies it examines.

9.

The use of the abbreviation "i.e." has been clarified as requested.

10.

Rather than define the phrase "entry and exit situations," the disclosure has been revised to clarify the circumstances under which the Adviser may consider selling a security.

11.

The third paragraph was revised as requested to explain that stocks are sold if the Adviser believes the changed circumstances are likely to have a long-term negative impact on the price of the security.  This is consistent with the common investment objective of the Funds of long-term capital appreciate.  As requested, the phrase "fundamental or technical ratios deteriorate" has been clarified by reference to a description of fundamental or technical ratios described in the preceding paragraph.  The reference to economic environment weakens has been deleted because it is explained in more detail in the section on temporary defensive positions.

12.

Disclosure regarding investments in particular sectors has been added to the Principal Investment Strategy section as requested.  Because each Fund can invest in any market sector, and no particular sectors can be predicted, it is not appropriate to itemize particular sectors.

13.

Each Fund's 80% policy has been revised to indicate that the 80% policy refers to "net assets."  In addition, disclosure regarding the 60-day notification policy has been added to the prospectus under the heading "Investment Objective of the Funds."

14.

As suggested, the non-fundamental investment restriction in the Statement of Additional Information regarding borrowings has been revised to state that only the Ultra Fund is permitted to borrow for leveraging purposes.

Principal Risks of Investing in the Funds

15.

As suggested, the "Leverage Risk" and the "Borrowing Risk" has been combined.

16.

The reference to derivative instruments in the Leverage Risk disclosure has been deleted because none of the Funds will use derivative instruments as part of the principal investment strategy.  Borrowing for leverage is the only principal strategy other than investing in the common stocks.

17.

The term "cash equivalent" in the "Defensive Measures" risk disclosure has been revised to describe the type of cash equivalents in which the Funds will invest.

18.

A separate risk disclosure section has been added to describe the risk of investing in smaller (including mid-cap) companies.

Fees and Expenses

19.

The footnotes to the fee table have been relocated to appear after the example.

20.

As requested, the "Other Expenses" for the Ultra Fund have been revised to show the estimated interest expense related to the Fund's borrowings.

21.

The footnote has been revised as requested to indicate that the Funds may incur expenses that are not reflected in the "Other Expenses" line, and to disclose how much the management fee may increase.  In addition, "extraordinary expenses" has been defined in the SAI.

22.

We have again reviewed the disclosure in the Registration Statement and the Management Agreement and believe that both the Adviser's and the Trust's obligations are accurately described.

23.

Although the Adviser is responsible for providing certain administrative services to the Fund, it is not possible to identify which portion is for advisory services and which portion is for administrative services.  Therefore, a footnote to the fee table is not appropriate.

Calculation of the Variable Advisory Fee

24.

The Board of Trustees reviewed the proposed management fee, including the incentive fee, at a meeting held on December 8, 2006.  There is no "advisory component" to the base fee.  Rather, the Board viewed the management fee as an all inclusive fee pursuant to which the Adviser is responsible for providing investment advisory services as well as paying nearly all of the operating expenses of the Funds.  The relationship of the incentive fee to the management fee is, in the view of the Board, not disproportionately large.  Like hedge fund products, it is the desire of the Board to provide a strong incentive to the investment manager to provide exceptional returns to the Fund.  The Board considered equally important the fact that the Adviser's compensation is proportionately reduced when the Fund underperforms the benchmark.

25.

The disclosure has been revised as requested to clarify how the base advisory fee is calculated and paid.

26.

We disagree with your analysis that the base fee is not adjusted by the incentive fee.  Although we agree that the process of determining the fee requires two calculations, the base fee is in fact adjusted by the incentive fee.  There are two calculations that result in one fee paid under the Management Agreement.  The second paragraph of Section 5 of the Management Agreement states: "The fee is comprised of a base fee…that is subject to a performance adjustment…" [emphasis added].  As requested, a disclosure has been added to explain that the incentive adjustment may be more or less than 2.4% of the net assets if the calculations are made using the closing net assets.

27.

The Board is aware that the staff would deem as material a change in a Fund's benchmark index and, accordingly, would require that the Trust first obtain shareholder approval before changing the benchmark index.

28.

The requested disclosure has been added to the prospectus.

29.

We understand that it is theoretically possible that in periods of declining assets and negative performance, the Adviser might owe the Funds money.  As a result, the requested disclosure has been provided in the prospectus.

30.

The Management Agreement has been revised to explain that suspension of net asset value occurs at the direction of the SEC.

31.

The requested disclosure has been provided.

Pricing of Fund Shares

32.

The disclosure has been revised to explain that fair value pricing is performed under the supervision of the Board.

Purchase of Fund Shares

33.

The disclosure has been revised as requested.

Minimum Investments

34.

The disclosure was revised to clarify that shares redeemed cover a loss only as a result of a check failing to clear or the Fund's inability to debit the identified account.  The reference to "other reasons" has been deleted.

Market Timing

35.

Disclosure has been added to indicate that the Funds do not accommodate frequent purchases and redemptions.

36.

The prospectus has been revised to disclose the Funds' policies and procedures for addressing market timing within an omnibus account.

37.

The reference to junk bonds was inappropriate and it has been deleted.

Instructions For Opening and Adding to an Account

38.

The sentence has been deleted as requested.

Redemption of Fund Shares

39.

The disclosure has been revised as requested.

Redemption In-Kind

40.

The disclosure has been revised to indicate that securities redeemed in-kind may or may not be a liquid and shareholders will bear the market risks until this security is converted into cash.

SAI

Investment Restrictions

Fundamental Investment Restrictions

41.

The first fundamental restriction has been revised as suggested.

42.

As requested, the first paragraph following the eight fundamental restrictions has been revised to include the Funds' non-fundamental policy on illiquid investments.

43.

The second paragraph following the eight fundamental restrictions has been deleted.

Non-Fundamental Investment Restrictions

44.

Disclosure has been added to the first non-fundamental restriction to disclose the maximum percentage of each Fund's total assets that may be pledged to secure borrowings and as collateral for other securities transactions.  The Funds' borrowing policy has been revised to clarify that each Fund (other than the Ultra Fund) may not purchase additional securities while it has outstanding borrowings exceeding 5% of its total assets.

46.

As requested, a non-fundamental restriction regarding control of other companies has been added as requested.

Additional Information About the Funds

47.

The disclosure has been clarified to distinguish between principal investment strategies and non-principal strategies.

48.

The Funds have no intention of lending portfolio securities and, because negative disclosure is not required under Form N-1A, no disclosure has been added.

49.

Disclosure has been added regarding the maximum percentage of a Fund's investments in other investment companies.

Convertible Securities

50.

The SAI has been revised to disclose the ratings of the convertible securities in which the Funds may invest.

Corporate Debt

51.

The SAI has been revised to disclose that securities rated BBB or Baa have speculative characteristics.

Repurchase Agreements

52.

The requested disclosure has been added.

Management of the Funds

Board of Trustees

"Interested" Trustee and Officer

53.

The dynamic equity organization has been described in greater detail as requested.

Investment Advisory and Other Services

Investment Advisor

54.

The disclosure has been revised to clarify that the Adviser, and Mr. Jones, provide portfolio management services to no other accounts.

55.

With respect to conflicts of interest, as noted above, the Adviser provides portfolio management services to no other accounts.  The disclosure has been revised accordingly.

Brokerage Allocation and Other Practices

56.

The Management Agreement has been corrected to state that the investment adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers.

Other Important Information

Disclosure of Portfolio Holdings

57.

The Funds have no ad hoc arrangements for the disclosure of non-public portfolio holdings information.  The disclosure has been revised to clarify this point.

58.

The type of confidentiality agreements (e.g., oral or written) has been disclosed in the SAI.  In addition, disclosure has been added to explain that recipients of non-public information have a duty not to trade on that information.

59.

The disclosure, as previously submitted, explained that certain parties receive information daily with no lag time.  The disclosure, as previously submitted, explained that the Funds' auditors receive information within days and that legal may receive information with no lag time.  Disclosure was added to disclose that the printers receive information with a 30-day lag time.

60.

Disclosure has been added to explain the Board's oversight of the Funds' portfolio holdings disclosure policy.

Signatures

61.

The registration statement contained all of the signatures required under Section 6 of the Securities Act.  Additional trustees and officers have since been elected and these additional trustees and officers will sign the pre-effective amendment.  The reference to "this Amendment" on the signature page was a typographical error.

_________________________________________________________

The Registrant hereby requests immediate acceleration of the effective date of this Amendment to the Registrant's Registration Statement or, in the alternative, acceleration to the earliest possible time on or before January 1, 2007.

The Registrant hereby acknowledges that:

1.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.

The action of the Commission or the staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy for the disclosure in the filing; and

3.

The Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this filing, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

Astral Investments Trust

By:  /s/ J. Robert Jones

Its:  President